Combined Prospectus	May 06, 2026 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount of Securities Previously Registered | shares	15,550,526
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 137,155,639.32
Form Type	S-1
File Number	333-291541
Initial Effective Date	Dec. 19, 2025
Combined Prospectus Note	Pursuant to Rule 416 under the Securities Act, the amount of securities previously registered includes such indeterminate number of shares of common stock as may be issuable as a result of any stock splits, stock dividends or similar transactions. The Amount of Securities Previously Registered consists of (i) 13,086,108 shares of Common Stock issued in the October 2025 PIPE (as defined in this Registration Statement), (ii) 1,402,092 shares of Common Stock issuable upon exercise of the October 2025 PIPE Pre-Funded Warrants and (iii) 1,062,326 shares of Common Stock issued to RA Capital Healthcare Fund, L.P. The Maximum Aggregate Offering Price of Securities Previously Registered is estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of common stock on the Nasdaq Capital Market on November 7, 2025, in accordance with Rule 457(c) under the Securities Act.
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount of Securities Previously Registered | shares	3,214,286
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 50,239,290.18
Form Type	S-1
File Number	333-292369
Initial Effective Date	Dec. 30, 2025
Combined Prospectus Note	Pursuant to Rule 416 under the Securities Act, the amount of securities previously registered includes such indeterminate number of shares of common stock as may be issuable as a result of any stock splits, stock dividends or similar transactions. The Amount of Securities Previously Registered consists of (i) 3,214,286 shares of Common Stock issued in the December 2025 PIPE (as defined in this Registration Statement). The Maximum Aggregate Offering Price of Securities Previously Registered is estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of common stock on the Nasdaq Capital Market on December 16, 2025, in accordance with Rule 457(c) under the Securities Act.